Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Summary of current and deferred components of income tax expense

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current income tax	3,974	1,150	2,697
Deferred income tax	(224,961)	21,826	(2,142)
Income tax (benefit)/expense	(220,987)	22,976	555

Summary of reconciliation between the income tax (benefit)/expense computed by applying the EIT tax rate to (loss)/profit before income tax and income tax expense/(benefit)

	For the Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
(Loss)/profit before income tax	(1,795,067)	630,693	164,240
Tax benefit at EIT tax rate of 25%(1)	(448,767)	157,673	41,044
Expenses not deductible for tax purposes	52,051	23,294	108
Research and development super deduction	(37,492)	(43,017)	(55,169)
Effect of different tax rates of subsidiaries operating in other jurisdictions	4,149	3,192	5,653
Effect of PRC preferential tax rates	52,502	(46)	25,534
Changes in valuation allowance	156,570	(118,120)	(16,615)
Income tax (benefit)/expense	(220,987)	22,976	555
(1)

The Group’s major operations during the years ended December 31, 2021, 2022 and 2023 were conducted in PRC. Accordingly, the Group prepared its tax rate reconciliation starting with the PRC statutory tax rate during the years ended December 31, 2021, 2022 and 2023.

Summary of deferred tax assets and deferred tax liabilities

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets
Deductible advertising expenses exceeding the tax limit(2)	18,945	6,988
Accrued expenses	50,516	54,496
Other deductible expenses exceeding the tax limit(2)	448	—
Provisions for the prepayments and other non-current assets	14,761	16,212
Operating loss carry forward and others	431,335	472,608
Less: valuation allowances	(378,815)	(378,851)
Total deferred tax assets	137,190	171,453

Deferred tax liabilities
Intangible assets	13,551	43,801
Contract assets	138,419	176,767
Advance from customer	8,757	—
Total deferred tax liabilities	160,727	220,568

	As of December 31,
	2022	2023
	RMB	RMB
Classification in the consolidated balance sheets:
Deferred tax assets	6,166	24,190
Deferred tax liabilities	29,703	73,305
(2)

Deferred income tax assets are recognized for advertising expenses and other deductible expenses that exceeds the tax deduction limit in a particular tax year to the extent that the realization of the related tax benefits through future taxable income is probable. Advertising expenses carry-forwards are permanently available for use by the Group. Other deductible expenses (mainly charitable donations) carry forwards generally expire within 3 years.

Summary of valuation allowance

	As of December 31,
	2022	2023
	RMB	RMB
Balance at the beginning of the year	499,090	378,815
Additions	25,295	47,941
Reversals	(145,570)	(47,905)
Balance at end of the year	378,815	378,851